RELATED PARTY TRANSACTIONS - Summary of transactions (Q2) (Details)	6 Months Ended			12 Months Ended			24 Months Ended
	Jun. 30, 2023 USD ($)	Dec. 31, 2022 item	Jun. 30, 2022 USD ($)	Dec. 31, 2022 USD ($) item	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2022 USD ($)
RELATED PARTY TRANSACTIONS
Balance of cryptocurrency receivables	$ 0			$ 0	$ 0	$ 0
Number of wealth management product types purchased | item		2		2
Lending and wealth management products [Member]
RELATED PARTY TRANSACTIONS
Purchase of cryptocurrencies			$ 186,000,000	$ 286,000,000	0
Total receipts from collection of lending and redemption of wealth management products disposed	$ 0		191,000,000	$ 302,000,000	$ 61,000,000
Wealth management product - type A with date of purchase January 14, 2022 [Member]
RELATED PARTY TRANSACTIONS
Amount of Cryptocurrencies			$ 80,000,000				$ 80,000,000
Effective annual yield of return/interest rate		1.00%	1.00%	1.00%			1.00%
Loan with date of purchase April 1, 2022, one
RELATED PARTY TRANSACTIONS
Amount of Cryptocurrencies			$ 15,000,000				$ 15,000,000
Effective annual yield of return/interest rate		5.83%	5.83%	5.83%			5.83%
Loan with date of purchase April 1, 2022, one
RELATED PARTY TRANSACTIONS
Amount of Cryptocurrencies			$ 5,000,000				$ 5,000,000
Effective annual yield of return/interest rate		7.00%	7.00%	7.00%			7.00%
Wealth management product - type A with date of purchase April 15, 2022 [Member]
RELATED PARTY TRANSACTIONS
Amount of Cryptocurrencies			$ 10,000,000				$ 10,000,000
Effective annual yield of return/interest rate		3.06%	3.06%	3.06%			3.06%
Loan with date of purchase May 12, 2022 [Member]
RELATED PARTY TRANSACTIONS
Amount of Cryptocurrencies			$ 30,000,000				$ 30,000,000
Effective annual yield of return/interest rate		15.00%	15.00%	15.00%			15.00%
Wealth management product - type B with date of purchase June 17, 2022 [Member]
RELATED PARTY TRANSACTIONS
Amount of Cryptocurrencies			$ 10,000,000				$ 10,000,000
Effective annual yield of return/interest rate		5.70%	5.70%	5.70%			5.70%
Wealth management product - type B with date of purchase June 20, 2022 [Member]
RELATED PARTY TRANSACTIONS
Amount of Cryptocurrencies			$ 50,000,000				$ 50,000,000
Effective annual yield of return/interest rate		5.92%	5.92%	5.92%			5.92%